Class K [Member] Average Annual Total Returns - Class K	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 3000® Health Care Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.48%	7.18%	8.81%
Class K
Prospectus [Line Items]
Average Annual Return, Percent	4.22%	6.58%	9.40%
Class K | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.28%	4.93%	7.72%
Class K | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.00%	5.07%	7.30%